SCHEDULE OF GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Indefinite-Lived Intangible Assets [Line Items]
Balance at December 31, 2022	$ 45,898	$ 51,571
Foreign currency exchange adjustments	2,590	(5,673)
Balance at December 31, 2023	48,488	45,898
Soft Wheat [Member]
Indefinite-Lived Intangible Assets [Line Items]
Balance at December 31, 2022	31,410	35,194
Foreign currency exchange adjustments	1,741	(3,784)
Balance at December 31, 2023	33,151	31,410
Durum Wheat [Member]
Indefinite-Lived Intangible Assets [Line Items]
Balance at December 31, 2022	6,507	7,355
Foreign currency exchange adjustments	381	(848)
Balance at December 31, 2023	6,888	6,507
Couscous and Pasta [Member]
Indefinite-Lived Intangible Assets [Line Items]
Balance at December 31, 2022	7,981	9,022
Foreign currency exchange adjustments	468	(1,041)
Balance at December 31, 2023	$ 8,449	$ 7,981